SOFTWARE DEVELOPMENT, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 21, 2022
Research and Development [Abstract]
Capitalized software	$ 6,332	$ 6,327	$ 791
Less accumulated amortization	1,407	1,088	274
Total capitalized software	$ 4,925	$ 5,239	$ 517	$ 1,595